SOLE-SOURCE COST-SHARING AGREEMENT (Narrative) (Details)	12 Months Ended
Mar. 31, 2016 USD ($) d
Sole-source Cost-sharing Agreement 1	$ 2,996,244
Sole-source Cost-sharing Agreement 2	62.00%
Sole-source Cost-sharing Agreement 3	$ 1,458,374
Sole-source Cost-sharing Agreement 4 | d	30